Share-Based Payment (Schedule of Weighted Average Fair Values and Exercise Price) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Weighted average exercise prices	$ 11.41	$ 8.95	$ 9.02
Weighted average fair value on grant date	$ 3.4	$ 2.1